Note 5 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Renewal Term (Year)	10 years
Operating Lease, Expense	$ 49,544	$ 44,012
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)	16 years